Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related-Party Transactions
Summary of principal related party transactions and amounts due from and due to related parties

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	452,268	896,881	435,046	70,117
Purchase of raw materials and services from related parties (note (b))	1,144,343	1,187,857	833,813	134,386

	Year ended December 31,
	2013	2014
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	448,830	264,995	42,709
Prepayments for materials to related party suppliers (note (b))	157,362	33,746	5,439
Other amounts due from related parties (note (c))	45,759	335,371	54,052
Total due from related parties - current	651,951	634,112	102,200

Long-term portion of amounts due from related party (note (d))	32,000	32,000	5,157

Prepayments for construction of property, plant and equipment to related party suppliers (note (e))	26,458	144,467	23,284
Total other due from related parties	26,458	144,467	23,284

Amounts due to related parties (note (b))	(457,838)	(974,501)	(157,061)
Total due to related parties - current	(457,838)	(974,501)	(157,061)
Long-term portion of amounts due to related party (note (j))	(246,752)	(280,640)	(45,231)

Notes:

(a)

The Company sold PV modules of RMB 10,454, RMB 9,961and RMB 14,793(US$2,384) to its affiliate, Tibetan Yingli, for the years ended December 31, 2012, 2013 and 2014.  The Company sold products of RMB 128,621, RMB 601,652and RMB268,177 (US$43,222) to the subsidiaries of Yingli Group for the years ended December 31, 2012, 2013 and 2014, respectively. These subsidiaries of Yingli Group are controlled by Mr. Liansheng Miao, the Company’s chairman and CEO. The Company sold PV modules of RMB198,805, RMB 97,772 and RMB5,756(US$928) to an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2012, 2013 and 2014, respectively. The Company sold PV modules of RMB 114,388, RMB 187,496 and RMB81,023(US$13,059) to an affiliate which the Company holds 27.66% of its equity interest for the years ended December 31, 2012 , 2013 and 2014. The amount of transcation mentioned above included value-added tax.

(b)

The Company purchased raw materials of RMB854,822, RMB 978,826 and RMB587,538(US$94,694) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2012, 2013and 2014, respectively. The company purchased services of RMB 288,793, RMB 191,371 and RMB 230,950(US$37,222) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2012, 2013and 2014, respectively. The Company imported the polysilicon of RMB 728, RMB12 and RMB nil(US$nil) from an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2012, 2013and 2014, respectively. The Company purchased raw materials of RMB17,648, RMB 15,325(US$2,470) from the entities whose equity shareholder is a noncontrolling interest holder of the Company’s subsidiary for the year ended December 31, 2013 and 2014. The amount of transcation mentioned above included value-added tax.

(c)

Other amounts due from related parties mainly represent the entrusted loan and advances to Yingli Group and its subsidiaries.  In 2011, TianweiYingli made a one-year entrusted loan of RMB 100,000 at an interest rate of 7.22% per annum to a subsidiary of Yingli Group. The entrusted loan was extended for another one year before due in 2012, and was collected in full by TianweiYingli in December 2013. Hainan Yingli made one-year entrusted loans of RMB 50,000 ,RMB 25,000 and RMB40,000(US$ 6,447) in 2012 ,2013and 2014, to a subsidiary of Yingli Group at an interest rate of 5.4%, 6.0% and 6.0% per annum, respectively, and collected RMB 65,000 and RMB 10,000(US$1,612) in 2013 and 2014 for the above mentioned loans,  respectively.

(d)

In 2012, YingliLixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction.  In 2012, Cyber Power entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction.  In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease.  These deposits will be returned when the transactions were completed, and are recorded in due from related parties as of December 31, 2012, and are reclassified to long-term portion of amounts due from a related party as of December 31, 2013.

(e)

The balance as of December 31, 2013 and 2014 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the consolidated balance sheets.

(f)

The Company entered into entrusted construction contract with Yingli PV Group. Under the general term of the contract, Yingli PV Group built 23 project assets of 222.4MW in total for the Company with total amount of RMB 825,748(US$ 133,086) in 2014. The unpaid amount recorded in due to related parties was RMB 436,227(US$70,307) as of December 31, 2014.

(g)

In 2014, the Company disposed all its interest in its subsidiary Yingli (Tianjin) International Trading Ltd. (“TJ International Trading”) to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group. The total consideration was of RMB 134,167(US$ 21,624) and gains of RMB 22,271(US$3,589) was recorded in other gain. As of December 31, 2014, the related proceeds for the disposal have not been collected.

In December 2014, Yingli Shuntong(Beijing). International Freight Agency Co., Ltd. was sold to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group for the consideration of RMB 12,439 (US$ 2,005), and gains of RMB 1,672 (US$ 269) was recorded in other income.

(h)	The Company pledged its assets of total amount of RMB163,000 (US$26,271) to back up the RMB163,000 (US$26,271) bank borrowing of Yingli Group as of December 31, 2014.

(i)	The Company received guarantee from the Yingli Group of total amount of RMB1,444,030 (US$232,735) as of December 31, 2014.

(j)

The Company entered into serveral financing lease agreement with related party controlled by Yingli Group. The total outstanding payable over one year was RMB 246,752 and RMB 280,640 (US$45,231), as of December 31, 2013 and 2014, respectively.